Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Earnings) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 6,129	$ 6,108	$ 5,920	$ 5,643	$ 5,927	$ 6,402	$ 6,274	$ 5,760	$ 23,800	$ 24,363	$ 23,556
Cost of sales									7,680	7,704	7,990
Excise taxes on products									7,181	7,471	6,732
Gross profit	2,374	2,445	1,972	2,148	2,254	2,476	2,374	2,084	8,939	9,188	8,834
Marketing, administration and research costs									2,643	2,735	2,843
Changes to Kraft and PMI tax-related receivables									(14)	169	88
Asset impairment and exit costs	219		1	2	5	3	21	7	222	36	421
Amortization of intangibles									20	20	20
Operating (expense) income									6,068	6,228	5,462
Interest and other debt expense, net									1,216	1,133	1,185
Earnings from equity investment in SABMiller									(730)	(628)	(600)
(Loss) earnings before income taxes and equity earnings of subsidiaries									5,582	5,723	4,877
(Benefit) provision for income taxes									2,189	1,816	1,669
Net earnings	837	1,174	444	938	920	1,131	1,043	813	3,393	3,907	3,208
Net earnings attributable to noncontrolling interests	(1)	(1)		(1)	(1)		(1)		(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.	836	1,173	444	937	919	1,131	1,042	813	3,390	3,905	3,206
Altria Group, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues
Cost of sales
Excise taxes on products
Gross profit
Marketing, administration and research costs									186	147	234
Changes to Kraft and PMI tax-related receivables									(14)	169	88
Asset impairment and exit costs									8
Amortization of intangibles
Operating (expense) income									(180)	(316)	(322)
Interest and other debt expense, net									698	549	579
Earnings from equity investment in SABMiller									(730)	(628)	(600)
(Loss) earnings before income taxes and equity earnings of subsidiaries									(148)	(237)	(301)
(Benefit) provision for income taxes									(199)	(329)	(313)
Equity earnings of subsidiaries									3,339	3,813	3,194
Net earnings									3,390	3,905	3,206
Net earnings attributable to noncontrolling interests
Net earnings attributable to Altria Group, Inc.									3,390	3,905	3,206
PM USA [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues									21,330	21,580	20,922
Cost of sales									6,883	6,990	7,332
Excise taxes on products									6,846	7,136	6,465
Gross profit									7,601	7,454	7,125
Marketing, administration and research costs									2,164	2,280	2,180
Asset impairment and exit costs									200	24	142
Amortization of intangibles											11
Operating (expense) income									5,237	5,150	4,792
Interest and other debt expense, net									61	2	(3)
Earnings from equity investment in SABMiller
(Loss) earnings before income taxes and equity earnings of subsidiaries									5,176	5,148	4,795
(Benefit) provision for income taxes									1,930	1,864	1,882
Equity earnings of subsidiaries									64	46
Net earnings									3,310	3,330	2,913
Net earnings attributable to noncontrolling interests
Net earnings attributable to Altria Group, Inc.									3,310	3,330	2,913
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues									2,496	2,809	2,634
Cost of sales									823	740	658
Excise taxes on products									335	335	267
Gross profit									1,338	1,734	1,709
Marketing, administration and research costs									293	308	429
Asset impairment and exit costs									14	12	279
Amortization of intangibles									20	20	9
Operating (expense) income									1,011	1,394	992
Interest and other debt expense, net									457	582	609
Earnings from equity investment in SABMiller
(Loss) earnings before income taxes and equity earnings of subsidiaries									554	812	383
(Benefit) provision for income taxes									458	281	100
Equity earnings of subsidiaries
Net earnings									96	531	283
Net earnings attributable to noncontrolling interests									(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.									93	529	281
Total Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues									(26)	(26)
Cost of sales									(26)	(26)
Excise taxes on products
Gross profit
Marketing, administration and research costs
Asset impairment and exit costs
Amortization of intangibles
Operating (expense) income
Interest and other debt expense, net
Earnings from equity investment in SABMiller
(Loss) earnings before income taxes and equity earnings of subsidiaries
(Benefit) provision for income taxes
Equity earnings of subsidiaries									(3,403)	(3,859)	(3,194)
Net earnings									(3,403)	(3,859)	(3,194)
Net earnings attributable to noncontrolling interests
Net earnings attributable to Altria Group, Inc.									(3,403)	(3,859)	(3,194)
Consolidated [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues									23,800	24,363	23,556
Cost of sales									7,680	7,704	7,990
Excise taxes on products									7,181	7,471	6,732
Gross profit									8,939	9,188	8,834
Marketing, administration and research costs									2,643	2,735	2,843
Changes to Kraft and PMI tax-related receivables									(14)	169	88
Asset impairment and exit costs									222	36	421
Amortization of intangibles									20	20	20
Operating (expense) income									6,068	6,228	5,462
Interest and other debt expense, net									1,216	1,133	1,185
Earnings from equity investment in SABMiller									(730)	(628)	(600)
(Loss) earnings before income taxes and equity earnings of subsidiaries									5,582	5,723	4,877
(Benefit) provision for income taxes									2,189	1,816	1,669
Equity earnings of subsidiaries
Net earnings									3,393	3,907	3,208
Net earnings attributable to noncontrolling interests									(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.									$ 3,390	$ 3,905	$ 3,206